Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	May 01, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
GOTHAM MASTER LONG FUND | Institutional Shares
Prospectus [Line Items]
Trading Symbol	GMLFX
GOTHAM MASTER NEUTRAL FUND | Institutional Shares
Prospectus [Line Items]
Trading Symbol	GMNFX